REPORTING ENTITY - Spin off BAC Holding - Discontinued operations cash flow (Details) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Gain of discontinued operations, net of taxes				$ (866,166)
Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income		$ 458,118	$ 458,930	(2,752,028)
Net cash provided by operating activities		782,289	6,005,501	(222,124)
Cash flows from investing activities:
Net cash used in investing activities		(3,141,873)	1,840,647	(13,012,475)
Decrease in cash and cash equivalents				(1,393,602)
(Decrease) increase in cash and cash equivalents		(1,599,002)	1,565,004	(19,609,972)
Cash and cash equivalents at beginning of year	$ 36,642,829	18,597,861	17,032,857	36,642,829
Cash and cash equivalents at end of year		$ 16,998,859	$ 18,597,861	17,032,857
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Gain of discontinued operations, net of taxes				(866,166)
Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income				1,429,325
BAC Holding Corp's participation in results				(563,159)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain of discontinued operations, net of taxes	(1,597,512)
Reconciliation of net income before taxes and net cash provided by operating activities:
Effect of realization OCI to income	1,052,622
BAC Holding Corp's participation in results	544,890
Cash flows from investing activities:
Loss of control in subsidiary	(17,570,390)
Net cash used in investing activities	(17,570,390)
Decrease in cash and cash equivalents	(1,393,602)
(Decrease) increase in cash and cash equivalents	(18,963,992)
Cash and cash equivalents at beginning of year	18,963,992			$ 18,963,992
Cash and cash equivalents at end of year	$ 17,570,390